VOYAGE REVENUE - DIAMOND S SHIPPING INC. AND SUBSIDIARIES	6 Months Ended
Jun. 30, 2019
Diamond S Shipping
VOYAGE REVENUE

13.         Voyage Revenue

Total voyage revenue includes revenue earned on fixed rate time charters, spot market voyage charters, spot market-related time charters and vessel pools. On January 1, 2019 the Company adopted the revenue recognition guidance under ASU 2014‑09 (refer to Note 2 — Summary of Significant Accounting Policies) using the modified retrospective method applied to contracts that were not completed as of January 1, 2019. The financial results for reporting periods beginning after January 1, 2019 are presented under the new guidance, while prior period amounts are not adjusted and will be continued to be reported under previous guidance.

As a result of the adoption of the new revenue recognition guidance on January 1, 2019, the Company recorded a net increase to the opening accumulated deficit of  $2,784 for the cumulative impact of adopting the new guidance. The impact related primarily to the change in accounting for spot market voyage charters. Prior to the adoption of the new guidance, revenue for spot market voyage charters was recognized ratably over the total transit time of the voyage, which previously commenced the later of when the vessel departed from its last discharge port or when an agreement was entered into with the charterer, and ended at the time the discharge of cargo was completed at the discharge port. As a result of the adoption of the new guidance, revenue for spot market voyage charters is now being recognized ratably over the total transit time of the voyage which now begins when the vessel arrives at the loading port and ends at the time the discharge of cargo is completed at the discharge port. Additionally, the Company has identified that the contract fulfillment costs of spot market voyage charters consist primarily of the fuel consumption that is incurred by the Company from the end of the previous vessel employment until the arrival at the loading port. The fuel consumption during this period is deferred and recorded as deferred voyage costs included in Prepaid expenses and other current assets in the Condensed Consolidated Balance Sheet and is amortized ratably over the total transit time of the voyage from arrival at the loading port until the vessel departs from the discharge port and recognized as part of Voyage expenses. Refer also to Note 6 — Prepaid Expenses and Other Current Assets.

The following table illustrates the impact of the adoption of the new revenue recognition guidance on the Condensed Consolidated Balance Sheet:

	As of June 30, 2019
		Balance without
		Adoption of
		New Revenue
	As Reported	Standard	Effect of Change
Assets
Current assets:
Due from charterers	$63,187	$68,597	$5,410
Prepaid expenses and other current assets	10,586	8,402	(2,184)
Equity:
Accumulated deficit	$(68,790)	$(65,564)	$3,226

The following table illustrates the impact of the adoption of the new revenue recognition guidance on the Condensed Consolidated Statement of Operations:

	For the Three Months Ended June 30, 2019
		Balance without
		Adoption of
		New Revenue
	As Reported	Standard	Effect of Change
Revenue	$149,295	$148,633	$662
Voyage expenses	65,895	66,092	197
Net loss attributable to Diamond S Shipping Inc.	(8,503)	(9,362)	(859)
Net loss per share – basic	$(0.21)	$(0.23)	$(0.02)
Net loss per share – diluted	$(0.21)	$(0.23)	$(0.02)

	For the Six Months Ended June 30, 2019
		Balance without
		Adoption of
		New Revenue
	As Reported	Standard	Effect of Change
Revenue	$251,951	$252,886	$(935)
Voyage expenses	107,473	107,966	493
Net loss attributable to Diamond S Shipping Inc.	(9,529)	(9,087)	442
Net loss per share – basic	$(0.28)	$(0.27)	$0.01
Net loss per share – diluted	$(0.28)	$(0.27)	$0.01

The adoption of the new revenue recognition guidance does not have an impact on the operating, investing or financing activities in the Condensed Consolidated Statements of Cash Flows.

The following table illustrates the cumulative effect of the adoption of the new revenue recognition guidance on the opening Condensed Consolidated Balance Sheet:

	Balance at	New Revenue	Balance at
	December 31,	Standard	January 1,
	2018	Adjustment	2019
Assets
Current assets:
Due from charterers	$42,637	$(4,475)	$38,162
Prepaid expenses and other current assets	3,731	1,691	5,422
Equity:
Accumulated deficit	$(56,477)	$(2,784)	$(59,261)